3. Summary of Significant Accounting Policies: (j) Share Capital (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(j) Share Capital	(j)Share Capital Common shares are classified as share capital. Costs directly attributable to the issue of common shares are recognized as a deduction from share capital, net of any tax effects.